Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

The below table summarizes transactions incurred in 2022, 2021 and 2020 with companies for which certain members of the Company’s management perform similar policymaking functions. These include, but are not limited to: Orange and Idemia France.

	December 31,	December 31,	December 31,
	2022	2021	2020
Sales & other services	13	8	5
Other purchases	25	19	21
Accounts receivable	5	2	1
Accounts payable	2	—	—